Document And Entity Information	Mar. 19, 2024
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC
Document, Type	S-1/A
Entity, Incorporation, State or Country Code	NC
Entity, Tax Identification Number	47-3414576
Entity, Address, Address Line One	2101 Westinghouse Blvd., Suite A
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Amendment Description	Form S-1/A No. 333-277124
Amendment Flag	true
Entity, Central Index Key	0001644903